Expense Example {- Fidelity Disruptive Communications Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-03 - Fidelity Disruptive Communications Fund
Sep. 28, 2020 USD ($)
Fidelity Disruptive Communications Fund
Expense Example:
1 year	$ 102
3 years	318
Loyalty Class 1
Expense Example:
1 year	77
3 years	240
Loyalty Class 2
Expense Example:
1 year	51
3 years	160
Class F
Expense Example:
1 year	none
3 years	none